Summary of maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
2025	¥ 16,777
2026	12,406
2027	1,753
2028	228
2029
Total undiscounted lease payments	31,164
Less: Imputed interest	(2,399)
Total lease liabilities	¥ 28,765	¥ 35,878	¥ 176,990